PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer concentration [Member] | Net revenue [Member] | On-demand Distributed Mini Warehouse (DMW) service and next-day delivery business
PRINCIPAL ACTIVITIES AND ORGANIZATION
Concentration risk (in percentage)	90.00%	90.00%	90.00%